Operating expenses - Disclosure of Audit and Non-Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Audit fees	€ 725	€ 855	€ 702
Non-audit fees	213	248	78
Total	€ 938	€ 1,103	€ 780